RESTRUCTURING, ACQUISITION COSTS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2023
RESTRUCTURING, ACQUISITION COSTS AND OTHER
RESTRUCTURING, ACQUISITION COSTS AND OTHER

	2023	2022	2021
Restructuring	$4.9	$3.9	$12.3
Acquisition costs[1]	15.6	6.5	—
Impairment of assets	0.4	2.9	0.8
Other	(0.5)	(0.6)	(1.5)
	$20.4	$12.7	$11.6
1	Includes acquisition costs mainly related to the Freedom acquisition (note 7).